Earnings per Share - Summary of Earnings Per Share (Parenthetical) (Detail) - $ / shares	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Earnings per share [abstract]
Outstanding options excluded from calculation of diluted earnings per share	6,558,969	0
Weighted average Exercise price of average outstanding share options excluded from the calculation of diluted earnings per share	$ 63.39	$ 0